OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 22,450	$ 30,974
Accrued expense	108,205	71,462
Other payables	21,681	11,944
Payable for collaboration assets	15,350	16,338
Other tax payables	1,845	2,084
Total	$ 169,531	$ 132,802